CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash flows from operating activities	$ 1,791,705	¥ 12,473,489	¥ 13,032,076	¥ 13,207,140
Investing activities
Purchases of intangible assets	(21,511)	(149,756)	(103,304)	(418,203)
Purchases of property, plant and equipment	(1,277,188)	(8,891,529)	(6,746,616)	(8,892,436)
Purchases of investment properties	(6,329)	(44,063)
Purchase of land use rights			(2,838)	(59,215)
Prepaid land lease payments	(867)	(6,034)
Proceeds from disposal of property, plant and equipment	162,722	1,132,839	564,791	460,982
Proceeds from disposal of intangible assets	828	5,764		11,730
Proceeds from disposal of land use rights				5,824
Proceeds from disposal of a joint venture and an associate	52,841	367,867	30,816
Purchase of financial products	(502,744)	(3,500,000)
Acquisition of a subsidiaries			255,650	255,152
Proceeds from disposal and deemed disposal of subsidiaries and business, net of cash	3,418	23,797	6,558	5,631,298
Interest received from unpaid disposal proceeds				117,586
Interest received from loans and borrowings to others				118,015
Investments in joint ventures	(7,182)	(50,000)	(90,000)	(15,414)
Investments in associates	(381,115)	(2,653,244)	(266,300)	(857,317)
Purchase of investment from equity investments				(1,848,000)
Proceeds from/(purchase of) equity investments designated at fair value through other comprehensive income	(101)	(700)	198,000
Proceeds from dividends and disposal of equity investments				124,536
Dividend from equity investments designated at fair value through other comprehensive income	14,044	97,775	109,914
Dividend received	34,001	236,708	327,983	44,960
Decrease in time deposits				72,700
Cash paid for settlement of futures, options and forward foreign exchange contracts	(9,660)	(67,253)	(13,288)	93,677
Loans to related parties				(1,600,000)
Proceeds from disposal of financial assets at fair value through profit or loss	310	2,155
Loans repaid by related parties			32,215	1,010,169
Asset-related government grants received	14,849	103,373	167,314	145,825
Net cash flows used in investing activities	(1,923,684)	(13,392,301)	(5,529,105)	(5,598,131)
Financing activities
Proceeds from a gold leasing arrangement	994,263	6,921,860	2,323,105	7,804,083
Share issue expense	(7,423)	(51,678)
Repayments of gold leasing arrangement	(230,961)	(1,607,905)	(7,519,283)	(4,000,000)
Proceeds from issuance of bonds and notes, net of issuance costs	5,453,387	37,965,385	13,185,034	3,478,550
Repayments of senior perpetual securities			(2,417,758)	(2,895,910)
Proceeds from issuance of perpetual securities, net of issuance costs	215,333	1,499,104	1,988,000
Repayments of bonds and notes	(3,217,559)	(22,400,000)	(21,815,000)	(16,300,000)
Senior perpetual securities distribution paid	(50,655)	(352,648)	(410,548)	(501,933)
Drawdown of short-term and long-term loans	5,841,765	40,669,197	76,899,591	83,762,879
Repayments of short-term and long-term loans	(9,495,445)	(66,105,388)	(70,560,667)	(78,858,459)
Cash consideration paid for business combination under common control	(34)	(237)	(373,495)	(176,848)
Proceeds from sale and leaseback finance leases, net of deposit and transaction costs			1,204,843	1,000,036
Purchase of non-controlling interest			(3,765)	(1,413,289)
Capital injection from the parent company to the entity acquired under common control			69,885
Principal portion of lease payment	(435,535)	(3,032,106)
Finance lease instalment paid			(3,915,404)	(2,462,250)
Capital injection from non-controlling shareholders	102,145	711,114	837,621	12,718,761
Dividends paid by subsidiaries to non-controlling shareholders	(32,022)	(222,930)	(327,645)	(309,465)
Interest paid	(641,760)	(4,467,803)	(5,445,120)	(5,233,266)
Net cash flows used in financing activities	(1,504,501)	(10,474,035)	(16,280,606)	(3,387,111)
Net increase/(decrease) in cash and cash equivalents	(1,636,480)	(11,392,847)	(8,777,635)	4,221,898
Cash and cash equivalents at beginning of year	2,747,973	19,130,835	27,851,106	23,850,775
Effect of foreign exchange rate changes, net	3,045	21,202	57,364	(221,567)
Cash and cash equivalents at December 31	$ 1,114,538	¥ 7,759,190	¥ 19,130,835	¥ 27,851,106